CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical)	Apr. 17, 2026	Mar. 26, 2026 shares	Jun. 30, 2026 $ / shares shares	Mar. 25, 2026 shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Jul. 12, 2024 $ / shares shares	Jul. 11, 2024 shares
Preferred stock, par value (in dollars per share) | $ / shares							$ 0.0001
Preferred stock, shares authorized (in shares)							10,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)			250,000,000		250,000,000	100,000,000	100,000,000
Common stock, shares issued (in shares)		5,332,200	5,656,163	170,368,082	4,789,230	909,165
Common Stock, Outstanding		5,332,200	5,656,163	170,368,082	4,789,230	909,165	660,128	121,837
Reverse stock split	0.03125	0.03125
Preferred stock Series A
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)			10,000,000		10,000,000	10,000,000
Preferred stock, shares issued (in shares)			0		0	0
Preferred stock, shares outstanding (in shares)			0		0	0